Real Estate Assets	9 Months Ended
Sep. 30, 2011
Real Estate Assets

3. Real Estate Assets

On April 15, 2011, the Company acquired 100% of the membership interests in Stone Rise Apartments, LLC, a Delaware limited liability company (f/k/a Oxford Rise JV LLC), the fee-simple owner of a 216-unit multifamily community located in suburban Philadelphia, Pennsylvania, or Stone Rise, for a total purchase price of $30.15 million, exclusive of acquisition-related and financing-related transaction costs. The membership interests in Oxford Rise JV LLC were owned by WOF.

On April 21, 2011, the Company acquired 100% of the membership interests in PAC Summit Crossing, LLC, a Georgia limited liability company (f/k/a Oxford Summit Partners, LLC), the fee-simple owner of a 345-unit multifamily community located in suburban Atlanta, Georgia, or Summit Crossing, for a total purchase price of $33.2 million, exclusive of acquisition-related and financing-related transaction costs. Williams Realty Fund I, LLC, or WRF, owned a majority of the membership interests in PAC Summit Crossing, LLC.

On April 29, 2011, the Company, through its wholly owned subsidiary Trail Creek Apartments, LLC, acquired Oxford Trail, a 204-unit multifamily community located in Hampton, Virginia, or Trail Creek, for a total purchase price of $23.5 million, exclusive of acquisition-related and financing-related transaction costs. The Company purchased a fee-simple interest in the property from Oxford Trail JV LLC. WRF owned indirectly an approximately 10% membership interest in Oxford Trail JV LLC.

For the nine-month period ended September 30, 2011, revenues and expenses related to these three acquired properties are from the respective dates of acquisition.

The Company allocated the purchase prices of the three properties to the acquired assets and liabilities based upon their fair values, as follows:

	Trail Creek	Stone Rise	Summit Crossing	Total
Land	$2,652,000	$6,950,000	$3,450,000	$13,052,000
Buildings and improvements	17,257,845	18,637,356	24,112,767	60,007,968
Furniture, fixtures and equipment	1,841,990	2,819,094	3,591,881	8,252,965
Intangibles	1,748,165	1,743,550	2,045,352	5,537,067
Cash	9,301	16,101	486	25,888
Deposits	28,160	61,276	41,525	130,961
Prepaids and reserves	93,967	439,041	154,744	687,752
Accounts payable and accrued expenses	(48,374)	(81,677)	(89,321)	(219,372)
Net assets acquired	$23,583,054	$30,584,741	$33,307,434	$87,475,229
Net assets excluding cash	$23,573,753	$30,568,640	$33,306,948	$87,449,341

The Company recorded depreciation and amortization of tangible and identifiable intangible assets as follows:

	Three months ended	Nine months ended
	September 30, 2011
Depreciation:
Buildings and improvements	$406,754	$718,352
Furniture, fixtures, and equipment	559,474	1,007,394
	966,228	1,725,746
Amortization of acquired intangible assets	2,656,352	4,698,174
Website development costs	1,152	1,921
Total depreciation and amortization	$3,623,732	$6,425,841

Acquired intangible assets consist of the values of leases in place, customer relationships, and above-market or below-market leases, each of which are amortized over the non-cancelable remaining average lease terms. At September 30, 2011, the weighted-average remaining lease term related to these intangible assets was 1.9 months.